EQUITY - Allocation of interim dividend and interest on equity (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EQUITY
Total, Gross	R$ 2,416,639	R$ 2,172,145	R$ 1,745,925
IOE, net	R$ 2,054,143	1,846,323
Unclaimed dividend and interest on equity, expiry term	3 years
Reversal of unclaimed dividends and interest on equity	R$ 101,778	189,471
2/13/2017
EQUITY
Total, Gross	180,000
IOE, net	153,000
3/20/2017
EQUITY
Total, Gross	350,000
IOE, net	297,500
6/19/2017
EQUITY
Total, Gross	95,000
IOE, net	80,750
9/18/2017
EQUITY
Total, Gross	305,000
IOE, net	259,250
12/14/2017
EQUITY
Total, Gross	1,486,639
IOE, net	1,263,643
2/19/2016
EQUITY
Total, Gross		200,000
IOE, net		170,000
3/18/2016
EQUITY
Total, Gross		337,000
IOE, net		286,450
4/18/2016
EQUITY
Total, Gross		220,000
IOE, net		187,000
6/17/2016
EQUITY
Total, Gross		161,000
IOE, net		136,850
9/19/2016
EQUITY
Total, Gross		650,000
IOE, net		552,500
12/19/2016
EQUITY
Total, Gross		604,145
IOE, net		513,523
Common shares
EQUITY
Total, Gross	764,136	686,826
IOE, net	649,516	583,802
Common shares | 2/13/2017
EQUITY
Total, Gross	56,916
IOE, net	R$ 48,379
IOE, per share	R$ 0.084970
Common shares | 3/20/2017
EQUITY
Total, Gross	R$ 110,669
IOE, net	R$ 94,069
IOE, per share	R$ 0.165220
Common shares | 6/19/2017
EQUITY
Total, Gross	R$ 30,039
IOE, net	R$ 25,533
IOE, per share	R$ 0.044845
Common shares | 9/18/2017
EQUITY
Total, Gross	R$ 96,440
IOE, net	R$ 81,974
IOE, per share	R$ 0.143978
Common shares | 12/14/2017
EQUITY
Total, Gross	R$ 470,072
IOE, net	R$ 399,561
IOE, per share	R$ 0.701779
Common shares | 2/19/2016
EQUITY
Total, Gross		63,239
IOE, net		R$ 53,753
IOE, per share		R$ 0.094411
Common shares | 3/18/2016
EQUITY
Total, Gross		R$ 106,559
IOE, net		R$ 90,575
IOE, per share		R$ 0.159083
Common shares | 4/18/2016
EQUITY
Total, Gross		R$ 69,563
IOE, net		R$ 59,129
IOE, per share		R$ 0.103853
Common shares | 6/17/2016
EQUITY
Total, Gross		R$ 50,908
IOE, net		R$ 43,272
IOE, per share		R$ 0.076001
Common shares | 9/19/2016
EQUITY
Total, Gross		R$ 205,528
IOE, net		R$ 174,699
IOE, per share		R$ 0.306837
Common shares | 12/19/2016
EQUITY
Total, Gross		R$ 191,029
IOE, net		R$ 162,374
IOE, per share		R$ 0.285191
Preferred shares
EQUITY
Total, Gross	R$ 1,652,503	R$ 1,485,319
IOE, net	R$ 1,404,627	R$ 1,262,521
Percentage of increase in amount allocated to common share	10.00%	10.00%
Preferred shares | 2/13/2017
EQUITY
Total, Gross	R$ 123,084
IOE, net	R$ 104,621
IOE, per share	R$ 0.093467
Preferred shares | 3/20/2017
EQUITY
Total, Gross	R$ 239,331
IOE, net	R$ 203,431
IOE, per share	R$ 0.181742
Preferred shares | 6/19/2017
EQUITY
Total, Gross	R$ 64,961
IOE, net	R$ 55,217
IOE, per share	R$ 0.049330
Preferred shares | 9/18/2017
EQUITY
Total, Gross	R$ 208,560
IOE, net	R$ 177,276
IOE, per share	R$ 0.158375
Preferred shares | 12/14/2017
EQUITY
Total, Gross	R$ 1,016,567
IOE, net	R$ 864,082
IOE, per share	R$ 0.771957
Preferred shares | 2/19/2016
EQUITY
Total, Gross		R$ 136,761
IOE, net		R$ 116,247
IOE, per share		R$ 0.103853
Preferred shares | 3/18/2016
EQUITY
Total, Gross		R$ 230,441
IOE, net		R$ 195,875
IOE, per share		R$ 0.174992
Preferred shares | 4/18/2016
EQUITY
Total, Gross		R$ 150,437
IOE, net		R$ 127,871
IOE, per share		R$ 0.114238
Preferred shares | 6/17/2016
EQUITY
Total, Gross		R$ 110,092
IOE, net		R$ 93,578
IOE, per share		R$ 0.083601
Preferred shares | 9/19/2016
EQUITY
Total, Gross		R$ 444,472
IOE, net		R$ 377,801
IOE, per share		R$ 0.337521
Preferred shares | 12/19/2016
EQUITY
Total, Gross		R$ 413,116
IOE, net		R$ 351,149
IOE, per share		R$ 0.313710